46710 10/98
PROSPECTUS SUPPLEMENT
dated October 5, 1998 to:
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PUTNAM HIGH QUALITY BOND FUND (THE "FUND")
Prospectuses dated February 28, 1998

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                   Business experience
                         Year      (at least 5 years)
                         -----          --------------------
Kevin M. Cronin           1998     Employed as an investment
Managing Director                  professional by Putnam
                                   Management since 1997.
                                   Prior to February 1997, Mr.
                                   Cronin was a Vice President and
                                   Fund Manager at MFS Investment
                                   Management.

Krishna K. Memani         1998     Employed as an investment
Managing Director                  professional by Putnam
                                   Management since 1998.
                                   Prior to September 1998,  Ms.
                                   Memani was a Principal at
                                   Morgan Stanley & Co.

James M. Prusko           1998     Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since 1992.